UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7056

        Nuveen Select Maturities Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Maturities Municipal Fund (NIM)
	June 30, 2006
Principal		Optional Call
Amount (000)	Description	Provisions (1)	Ratings (2)	Value

	Alabama – 2.1%
$ 2,000	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.750%, 12/01/17	12/11 at 101.00	A–	$2,091,960
500	Marshall County Healthcare Authority, Alabama, Revenue Bonds, Series 2002A, 6.250%, 1/01/22	1/12 at 101.00	A–	537,420

2,500	Total Alabama			2,629,380

	Arizona – 1.2%
700	Phoenix Industrial Development Authority, Arizona, Statewide Single Family Mortgage Revenue	4/08 at 101.50	AAA	718,074
	Bonds, Series 1998C, 6.650%, 10/01/29 (Alternative Minimum Tax)
750	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial	No Opt. Call	N/R	752,925
	Hospital, Series 1998, 5.750%, 6/01/08

1,450	Total Arizona			1,470,999

	Arkansas – 4.1%
1,000	Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2002A,	10/11 at 100.00	AAA	1,050,890
	5.250%, 10/01/17 – FSA Insured
1,500	Jefferson County, Arkansas, Pollution Control Revenue Bonds, Entergy Arkansas Inc. Project,	6/11 at 100.00	A–	1,490,535
	Series 2006, 4.600%, 10/01/17
1,000	Jonesboro, Arkansas, Industrial Development Revenue Bonds, Anheuser Busch Inc. Project, Series	No Opt. Call	A+	1,024,540
	2002, 4.600%, 11/15/12
1,380	North Little Rock, Arkansas, Electric Revenue Refunding Bonds, Series 1992A, 6.500%, 7/01/15 –	No Opt. Call	AAA	1,573,366
	MBIA Insured

4,880	Total Arkansas			5,139,331

	California – 1.7%
2,115	Vernon, California, Electric System Revenue Bonds, Malburg Generating Station Project, Series	4/08 at 100.00	Aaa	2,168,742
	2003C, 5.250%, 4/01/17 (Pre-refunded 4/01/08)

	Colorado – 14.1%
2,895	Centennial Downs Metropolitan District, Colorado, General Obligation Bonds, Series 1999,	12/14 at 100.00	AAA	3,004,663
	5.000%, 12/01/20 – AMBAC Insured
1,175	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	12/13 at 100.00	AAA	1,173,296
	Classical Academy, Series 2003, 4.500%, 12/01/18 – XLCA Insured
1,380	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas	7/12 at 100.00	BBB	1,423,953
	County School District RE-1 – DCS Montessori School, Series 2002A, 6.000%, 7/15/22
435	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000D-2,	4/10 at 105.00	AA	442,665
	6.900%, 4/01/29 (Alternative Minimum Tax)
1,025	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2001A,	12/11 at 100.00	BBB	1,074,374
	6.000%, 12/01/23
1,465	Denver West Metropolitan District, Colorado, General Obligation Refunding and Improvement	12/13 at 100.00	AA	1,431,686
	Bonds, Series 2003, 4.500%, 12/01/18 – RAAI Insured
1,340	Eagle Bend Metropolitan District 2, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 101.00	AA	1,368,730
	12/01/20 – RAAI Insured
104	El Paso County, Colorado, FNMA Mortgage-Backed Single Family Revenue Refunding Bonds, Series	No Opt. Call	Aaa	108,257
	1992A-2, 8.750%, 6/01/11
1,750	Erie, Boulder and Weld Counties, Colorado, Water Enterprise Revenue Bonds, Series 1998,	12/08 at 100.00	A	1,754,305
	5.000%, 12/01/23 – ACA Insured
70	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	72,135
	5.250%, 6/15/41 – FSA Insured
5,875	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B,	6/11 at 38.04	AAA	1,767,494
	0.000%, 6/15/27 – AMBAC Insured
1,000	Summit County, Colorado, Sports Facilities Revenue Refunding Bonds, Keystone Resorts	No Opt. Call	AAA	1,006,280
	Management, Inc. Project, Series 1990, 7.750%, 9/01/06
2,845	University of Colorado Hospital Authority, Revenue Bonds, Series 2001A, 5.600%, 11/15/21	11/11 at 100.00	Baa1	2,946,908
21,359	Total Colorado			17,574,746

	Connecticut – 1.7%
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
500	5.500%, 1/01/14 (Alternative Minimum Tax)	7/06 at 100.00	BBB	502,100
1,570	5.500%, 1/01/15 (Alternative Minimum Tax)	9/06 at 100.00	BBB	1,586,564

2,070	Total Connecticut			2,088,664

	District Of Columbia – 0.6%
685	District of Columbia, General Obligation Refunding Bonds, Series 1993A, 6.000%, 6/01/07 –	No Opt. Call	AAA	698,063
	MBIA Insured
85	District of Columbia, General Obligation Refunding Bonds, Series 1993A, 6.000%, 6/01/07 – MBIA	No Opt. Call	AAA	86,559
	Insured (ETM)

770	Total District Of Columbia			784,622

	Florida – 3.7%
2,400	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003, 5.250%,	10/13 at 100.00	AAA	2,548,128
	10/01/17 – MBIA Insured
2,000	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2005, 5.000%, 10/01/22 –	10/15 at 100.00	AAA	2,072,560
	AMBAC Insured

4,400	Total Florida			4,620,688

	Illinois – 11.2%
845	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series	1/09 at 100.00	N/R	886,828
	1998, 7.000%, 1/01/14
4,920	Illinois Development Finance Authority, GNMA Collateralized Mortgage Revenue Bonds, Greek	4/11 at 105.00	Aaa	5,030,257
	American Nursing Home Committee, Series 2000A, 7.600%, 4/20/40
2,000	Illinois Development Finance Authority, Revenue Refunding Bonds, Olin Corporation, Series	4/10 at 102.00	BBB–	2,131,520
	1993D, 6.750%, 3/01/16
2,000	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series	3/14 at 100.00	A1	1,982,580
	2000, 4.450%, 3/01/34 (Mandatory put 3/01/15)
1,000	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational	5/12 at 101.00	Baa3	1,105,990
	Advancement Foundation Fund, University Center Project, Series 2002, 6.625%, 5/01/17
695	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	8/09 at 101.00	A	713,751
	Centers, Series 1999, 5.500%, 8/15/19
515	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	8/09 at 101.00	A (3)	542,316
	Centers, Series 1999, 5.500%, 8/15/19 (Pre-refunded 8/15/09)
1,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Edward Hospital, Series 1993A,	9/06 at 100.00	A+	1,015,990
	6.000%, 2/15/19
585	Illinois Housing Development Authority, Section 8 Elderly Housing Revenue Bonds, Skyline	11/06 at 100.00	A–	585,497
	Towers Apartments, Series 1992B, 6.625%, 11/01/07

13,560	Total Illinois			13,994,729

	Indiana – 0.8%
1,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1992D, 6.600%, 2/01/07	No Opt. Call	AA	1,015,850

	Iowa – 2.4%
1,000	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Medical Center, Series 2000,	7/10 at 100.00	A1	1,054,100
	6.250%, 7/01/25
1,800	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	1,902,204
	2001B, 5.300%, 6/01/25 (Pre-refunded 6/01/11)

2,800	Total Iowa			2,956,304

	Kansas – 2.9%
3,500	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi	11/11 at 101.00	A+	3,620,540
	Health System Inc., Series 2001-III, 5.500%, 11/15/21

	Kentucky – 1.6%
2,000	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2005G, 5.000%, 7/01/30	1/15 at 100.60	AAA	2,049,260
	(Alternative Minimum Tax)

	Maryland – 0.9%
1,100	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/07 at 100.00	N/R	1,109,691
	7.400%, 9/01/19 (Alternative Minimum Tax)

	Massachusetts – 1.3%
1,475	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2000H,	7/10 at 100.00	AAA	1,560,388
	6.650%, 7/01/41 – MBIA Insured (Alternative Minimum Tax)

	Michigan – 2.1%
1,000	Cornell Township Economic Development Corporation, Michigan, Environmental Improvement Revenue	5/12 at 100.00	AAA	1,095,960
	Refunding Bonds, MeadWestvaco Corporation-Escanaba Project, Series 2002, 5.875%, 5/01/18
	(Pre-refunded 5/01/12)
500	Michigan State Hospital Finance Authority, Collateralized Loan, Detroit Medical Center, Series	No Opt. Call	Baa3	500,782
	2001, 7.360%, 3/01/07
600	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital,	7/06 at 102.00	Ba3	609,600
	Series 1995, 6.625%, 1/01/16
470	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center,	9/06 at 100.00	BB–	470,691
	Series 1988A, 8.125%, 8/15/12

2,570	Total Michigan			2,677,033

	Minnesota – 0.9%
1,000	White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%,	No Opt. Call	A	1,077,610
	12/01/11 – ACA Insured

	Nebraska – 0.8%
1,000	Dodge County School District 1, Nebraska, Fremont Public Schools, General Obligation Bonds,	12/14 at 100.00	Aaa	1,036,610
	Series 2004, 5.000%, 12/15/19 – FSA Insured

	New York – 8.4%
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Brooklyn Law School, Series	7/13 at 100.00	AA	1,067,850
	2003A, 5.500%, 7/01/15 – RAAI Insured
1,500	New York State Energy Research and Development Authority, Facilities Revenue Bonds,	9/06 at 100.00	A1	1,500,165
	Consolidated Edison Company Inc., Series 2001A, 4.700%, 6/01/36 (Mandatory put 10/01/12)
	(Alternative Minimum Tax)
695	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Hospital and	8/06 at 102.00	AA+	709,949
	Nursing Home Revenue Bonds, Series 1995C, 6.100%, 8/15/15
2,130	Niagara Falls, Niagara County, New York, General Obligation Water Treatment Plant Bonds,	No Opt. Call	AAA	2,245,233
	Series 1994, 8.500%, 11/01/07 – MBIA Insured (Alternative Minimum Tax) (ETM)
4,300	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AAA	4,911,417
	Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)

9,625	Total New York			10,434,614

	North Carolina – 1.6%
1,880	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/18 –	6/13 at 101.00	AAA	1,965,653
	AMBAC Insured

	Ohio – 0.8%
1,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A+	997,530
	4.500%, 12/01/15

	Oklahoma – 0.9%
1,150	Oklahoma State Industries Authority, Health System Revenue Refunding Bonds, Baptist Medical	8/06 at 102.00	AAA	1,168,699
	Center, Series 1995D, 5.000%, 8/15/14 – AMBAC Insured

	Pennsylvania – 1.1%
1,205	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series	No Opt. Call	Aaa	1,365,506
	1976, 7.625%, 7/01/15 (ETM)

	South Carolina – 6.4%
750	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	AA	771,060
	Assets for Education, Series 2003, 5.250%, 12/01/19
1,540	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	AAA	1,891,028
	1/01/19 – FGIC Insured (ETM)
2,835	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	AAA	3,417,167
	1/01/19 – FGIC Insured
1,260	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Palmetto Health	No Opt. Call	Baa2 (3)	1,367,352
	Alliance, Series 2000A, 7.000%, 12/15/10 (ETM)
500	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	524,240
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22

6,885	Total South Carolina			7,970,847

	Tennessee – 1.8%
	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Methodist Healthcare, Series 2002:
750	6.000%, 9/01/17 (Pre-refunded 9/01/12)	9/12 at 100.00	A– (3)	831,157
1,250	6.000%, 9/01/17 (Pre-refunded 9/01/12)	9/12 at 100.00	A– (3)	1,385,263

2,000	Total Tennessee			2,216,420

	Texas – 5.4%
1,055	Austin, Texas, General Obligation Bonds, Series 2004, 5.000%, 9/01/20 – MBIA Insured	9/14 at 100.00	AAA	1,087,388
385	Austin-Travis County Mental Health Center, Texas, Revenue Bonds, Mental Health and Mental	9/06 at 100.50	AAA	388,384
	Retardation Center Facilities Acquisition Program, Series 1995A, 6.500%, 3/01/15 – FSA Insured
2,000	Brazos River Authority, Texas, Collateralized Revenue Refunding Bonds, CenterPoint Energy	6/14 at 100.00	AAA	1,951,660
	Inc., Series 2004B, 4.250%, 12/01/17 – FGIC Insured
140	Galveston Property Finance Authority Inc., Texas, Single Family Mortgage Revenue Bonds, Series	9/06 at 100.00	A3	140,792
	1991A, 8.500%, 9/01/11
2,500	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Refunding Bonds,	No Opt. Call	BBB	2,503,425
	Central Power and Light Company, Series 2001A, 4.550%, 11/01/29 (Mandatory put 11/01/06)
200	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	9/06 at 100.00	Aaa	201,402
	Daughters of Charity National Health System, Series 1993B, 5.900%, 11/15/07 (ETM)
415	Tri-County Mental Health and Retardation Center, Texas, Revenue Bonds, Facilities Acquisition	9/06 at 100.50	AAA	418,648
	Program, Series 1995E, 6.500%, 3/01/15 – FSA Insured

6,695	Total Texas			6,691,699

	Utah – 1.5%
1,875	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community	No Opt. Call	N/R	1,928,325
	Hospital Project, Series 1998, 6.000%, 12/15/10

	Washington – 9.7%
	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series
	1993A:
1,340	7.000%, 7/01/07 (ETM)	No Opt. Call	Aaa	1,382,130
1,130	7.000%, 7/01/08 (ETM)	No Opt. Call	Aaa	1,198,094
	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series
	1993A:
160	7.000%, 7/01/07	No Opt. Call	Aaa	164,856
1,870	7.000%, 7/01/08	No Opt. Call	AAA	1,978,236
295	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	AAA	358,416
	1989B, 7.125%, 7/01/16 – MBIA Insured
7,000	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aaa	6,999,227
	1990B, 0.000%, 7/01/06

11,795	Total Washington			12,080,959

	West Virginia – 1.6%
2,000	Harrison County Commission, West Virginia, Solid Waste Disposal Revenue Bonds, West Penn Power	8/06 at 100.00	AAA	2,004,800
	Company, Series 1994C, 6.750%, 8/01/24 – MBIA Insured (Alternative Minimum Tax)

	Wisconsin – 3.8%
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
845	6.125%, 6/01/27	6/12 at 100.00	BBB	896,477
1,480	6.375%, 6/01/32	6/12 at 100.00	BBB	1,580,359
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare	7/11 at 100.00	A–	1,048,060
	Inc., Series 2001, 6.000%, 7/01/21
1,150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	2/09 at 101.00	A	1,172,057
	Series 1999A, 5.500%, 2/15/20 – ACA Insured

4,475	Total Wisconsin			4,696,953

$ 120,134	Total Investments (cost $119,412,568) – 97.1%			121,097,192

	Other Assets Less Liabilities – 2.9%			3,677,096

	Net Assets – 100%			$124,774,288

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by
Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At June 30, 2006, the cost of investments was $119,371,865.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2006, were as follows:

Gross unrealized:
Appreciation	$ 2,726,263
Depreciation	(1,000,936)

Net unrealized appreciation (depreciation) of investments	$ 1,725,327

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Maturities Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         August 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        August 28, 2006

* Print the name and title of each signing officer under his or her signature.